Schedule of Investments (unaudited) June 30, 2019	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 1.3%
iStar Inc.	1,318,256	$16,372,740

Industrial REITs — 2.8%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,266,272	35,683,545

Mortgage REITs — 93.2%
AG Mortgage Investment Trust Inc.	713,846	11,350,151
AGNC Investment Corp.	8,439,050	141,944,821
Annaly Capital Management Inc.	22,458,789	205,048,744
Anworth Mortgage Asset Corp.	2,224,189	8,429,676
Apollo Commercial Real Estate Finance Inc.	3,048,532	56,062,503
Arbor Realty Trust Inc.	1,544,522	18,719,607
Ares Commercial Real Estate Corp.	607,414	9,026,172
Arlington Asset Investment Corp., Class A	870,598	5,989,714
ARMOUR Residential REIT Inc.	1,243,146	23,172,241
Blackstone Mortgage Trust Inc., Class A	1,657,711	58,981,357
Capstead Mortgage Corp.	1,811,279	15,124,180
Cherry Hill Mortgage Investment Corp.	376,667	6,026,672
Chimera Investment Corp.	3,009,071	56,781,170
Dynex Capital Inc.	539,617	9,038,585
Ellington Residential Mortgage REIT	182,949	1,968,531
Exantas Capital Corp.	700,576	7,923,515
Granite Point Mortgage Trust Inc.	994,770	19,089,636
Great Ajax Corp.	395,683	5,539,562
Invesco Mortgage Capital Inc.	2,646,097	42,655,084
KKR Real Estate Finance Trust Inc.	555,079	11,057,174
Ladder Capital Corp.	2,116,685	35,158,138
MFA Financial Inc.	7,961,322	57,162,292
New Residential Investment Corp.	6,194,726	95,336,833
New York Mortgage Trust Inc.	4,325,655	26,819,061

Security	Shares	Value

Mortgage REITs (continued)
Orchid Island Capital Inc.	1,189,552	$7,565,551
PennyMac Mortgage Investment Trust(a)	1,504,795	32,849,675
Ready Capital Corp.	690,795	10,292,845
Redwood Trust Inc.	1,981,513	32,754,410
Starwood Property Trust Inc.	4,333,928	98,466,844
TPG RE Finance Trust Inc.	1,042,058	20,101,299
Two Harbors Investment Corp.	4,273,708	54,147,880
Western Asset Mortgage Capital Corp.	1,039,665	10,375,857

		1,194,959,780

Specialized REITs — 0.7%
Jernigan Capital Inc.	463,998	9,511,959

Total Common Stocks — 98.0% (Cost: $1,256,774,095)		1,256,528,024

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	1,264,648	1,264,648

Total Short -Term Investments — 0.1% (Cost: $1,264,648)		1,264,648

Total Investments in Securities — 98.1% (Cost: $1,258,038,743)		1,257,792,672

Other Assets, Less Liabilities — 1.9%		23,854,814

Net Assets — 100.0%		$1,281,647,486

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased	Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	0	(a)	—	$—	$8,108	(b)	$1,566	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,545	—	(36,897	)(a)	1,264,648	1,264,648	15,286		—	—
PennyMac Mortgage Investment Trust	1,301,679	274,112	(70,996)		1,504,795	32,849,675	615,411		31,005	1,497,897

						$34,114,323	$638,805		$32,571	$1,497,897

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate	735	09/20/19	$25,453	$28,137

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Mortgage Real Estate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,256,528,024	$—	$—	$1,256,528,024
Money Market Funds	1,264,648	—	—	1,264,648

	$1,257,792,672	$—	$—	$1,257,792,672

Derivative financial instruments(a)
Assets
Futures Contracts	$28,137	$—	$—	$28,137

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2